Document and Entity Information	3 Months Ended
	Jun. 30, 2011	Jul. 22, 2011
Document and Entity Information
Entity Registrant Name	NEAH POWER SYSTEMS, INC.
Document Type	S-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		124,030,594
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Central Index Key	0001162816